Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of carrying amounts that approximate their fair values due to their short-term nature

As at December 31:	2023		2022
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
FVTPL:
Equity securities	$5,764	5,764	$4,033	$4,033
Debt securities	—	—	774	774
Investment funds	—	—	1,675	1,675
Long-term loan receivable	1,159	1,159	1,146	1,146
FVTOCI:
Debt securities	10,160	10,160	26,246	26,246
Amortized cost:
Long-term loan receivable	8,619	8,619	7,168	7,168
Financial Liabilities:
Financial liabilities measured at amortized cost:
Bonds payable	$36,107	$36,163	$35,538	$35,422
FVTPL:
Loan payable	7,610	7,610	7,424	7,424

Schedule of statements of financial position classified by level of the fair value hierarchy

As at December 31, 2023	Level 1	Level 2	Level 3	Total
Financial Assets:
FVTPL:
Equity securities	$2,798	$2,966	$—	$5,764
Long-term loan receivable	—	—	1,159	1,159
FVTOCI:
Debt securities	10,160	—	—	10,160
Total	$12,958	$2,966	$1,159	$17,083

Financial Liabilities:
FVTPL:
Loan payable	$—	$—	$7,610	$7,610

As at December 31, 2022	Level 1	Level 2	Level 3	Total
Financial Assets:
FVTPL:
Equity securities	$1,598	$2,435	$—	$4,033
Debt securities	—	—	774	774
Investment funds	—	—	1,675	1,675
Long-term loan receivable	—	—	1,146	1,146
FVTOCI:
Debt securities	26,246	—	—	26,246
Total	$27,844	$2,435	$3,595	$33,874

Financial Liabilities:
FVTPL:
Loan payable	$—	$—	$7,424	$7,424

Schedule of nature of the risks of financial instruments

The nature of the risks that the Group’s financial instruments are subject to as at December 31, 2023 is set out in the following table:

Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Cash and restricted cash	X		X	X
Equity securities			X		X
Debt securities	X			X	X
Receivables	X		X	X
Account payables and accrued expenses		X	X
Bonds payable		X		X	X
Loan payable				X

Schedule of maximum credit risk exposure

Cash and restricted cash	$78,649
Debt securities	10,160
Trade and other receivables	78,309
Amounts recognized in the consolidated statement of financial position	167,118
Guarantees	—
Maximum credit risk exposure	$167,118

Schedule of profit or loss from continuing operations

	2023	2022	2021
Interest income on financial assets not at FVTPL	$3,499	$3,512	$191
Interest income on financial assets classified at FVTPL	218	200	214
Total interest income	$3,717	$3,712	$405
Interest expense on financial liabilities not at FVTPL	$1,640	$1,564	$1,730
Interest expense on financial liabilities classified at FVTPL	—	—	18
Total interest expense	$1,640	$1,564	$1,748
Dividend income on financial assets at FVTPL	$146	$268	$244
Dividend income on financial assets classified not at FVTPL	—	—	—
Net loss on financial assets at FVTPL	(2,803)	(2,436)	(722)
Loss on loan payable at FVTPL	(360)	(141)	(1,616)
Reversal of impairment on securities measured at FVTOCI	—	—	—